Other non-financial liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Other Non-financial Liabilities
Schedule of other non-financial liabilities
	2026 USD	2025 USD
Indirect taxes payable	665,120	–
Payroll taxes payable	85,502	–
Statutory contributions payable	186,886	–
Deferred income	4,791	–
	942,299	–